License and Option Agreement - Additional Information (Details) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 03, 2026	Sep. 19, 2025	Jul. 22, 2024	Jun. 03, 2021	Feb. 28, 2026	Aug. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development expense							$ 730,000	$ 36,000		$ 959,000	$ 286,000
Option fee						$ 150,000
Option additional fee			$ 80,000
Revenue recognized								100,000
Revenues							0	81,000		2,074,000	2,000,000
Subsequent Event [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Up front payment received	$ 3,700,000
Patent License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development expense										100,000
Revenue recognized		$ 4,400,000
Costs and Expenses							0			0
Akebia Research License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Up front payment received				$ 3,000,000
Amendment Akebia Research License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Up front payment received				$ 1,750,000							$ 1,250,000
Additional up front payment									$ 500,000
Commercialization milestone payments										557,500,000
Amendment Akebia Research License Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Development milestone payment					$ 1,000,000
Akebia Material Purchase Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of additional development materials										800,000
Revenues							0	$ 0		$ 800,000
Medsteer Collaboration Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development expense							$ 100,000
Revenue recognized	$ 3,700,000